12. Stockholders' Equity (Deficiency) (Details 5) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2012 Stock Incentive Plan To Non Employees	Dec. 31, 2012 Stock Incentive Plan To Employees And Directors	Dec. 31, 2011 Stock Incentive Plan To Employees And Directors
Number of Options Outstanding, Beginning			195,000
Number of Options Granted	8,672,967	390,000
Number of Options Exercised
Number of Options Forfeited	(1,895,000)	(195,000)
Number of Options Expired
Number of Options Outstanding, Ending	6,777,967		195,000
Number of Options Exercisable	1,457,832
Weighted Average Exercise Price Outstanding, Beginning	$ 0.00		$ 0.35
Weighted Average Exercise Price Issued	$ 0.49	$ 0.65
Weighted Average Exercise Price Exercised	$ 0.00
Weighted Average Exercise Price Forfeited	$ 1	$ 0.95
Weighted Average Exercise Price Expired	$ 0.00
Weighted Average Exercise Price Outstanding, Ending	$ 0.35		$ 0.35
Weighted Average Exercise Price Exercisable	$ 0.35
Weighted Average Remaining Contractual Life (in years) Outstanding	4 years 8 months 12 days	4 years 6 months
Weighted Average Remaining Contractual Life (in years) Exercisable	4 years 9 months 18 days	0 years
Aggregate Intrinsic Value Outstanding, Beginning
Aggregate Intrinsic Value Granted
Aggregate Intrinsic Value Exercised
Aggregate Intrinsic Value Forfeited/canceled
Aggregate Intrinsic Value Outstanding, Ending
Aggregate Intrinsic Value Exercisable